Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued Capital [member]	Share Premium [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2018	€ 280,050	€ 5,659	€ 625,250	€ 3	€ 42,445	€ (393,307)
Statement [LineItems]
Loss for the period	(137,654)					(137,654)
Other comprehensive income / (loss), net of tax	2			2
Total comprehensive income / (loss) for the period, net of tax	(137,652)			2		(137,654)
Transactions with Owners
Share-based payment (Note 7)	26,205				26,205
Capital increase	524,023	751	523,272
Cost of capital increase	(31,701)		(31,701)
Equity at Sep. 30, 2019	660,925	6,410	1,116,821	5	68,650	(530,961)
Equity at Dec. 31, 2019	597,114	6,443	1,122,097	(34)	79,931	(611,323)
Statement [LineItems]
Loss for the period	(279,990)					(279,990)
Other comprehensive income / (loss), net of tax	(136)			(136)
Total comprehensive income / (loss) for the period, net of tax	(280,126)			(136)		(279,990)
Transactions with Owners
Share-based payment (Note 7)	38,781				38,781
Capital increase	627,189	729	626,460
Cost of capital increase	(31,373)		(31,373)
Equity at Sep. 30, 2020	€ 951,585	€ 7,172	€ 1,717,184	€ (170)	€ 118,712	€ (891,313)